SHARE BASED PAYMENT ARRANGEMENTS - Schedule of indirect measurement of fair value of goods or services received, share options granted during period (Details)	12 Months Ended
	Dec. 31, 2021 Year $ / shares	Dec. 31, 2020 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | $ / shares	$ 3.69	$ 0.92
Expected volatility (weighted-average)	156.00%
Expected life (weighted-average) | Year	10
Expected dividends	0.00%	0.00%
Risk-free interest rate (based on US government bonds)	1.45%	1.38%
Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.87	$ 0.10
Expected volatility (weighted-average)		65.00%
Expected life (weighted-average) | Year		3
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 3.40	$ 1.76
Expected volatility (weighted-average)		66.10%
Expected life (weighted-average) | Year		10